Subsequent Events - Additional Information (Detail)							9 Months Ended			12 Months Ended			3 Months Ended	1 Months Ended				1 Months Ended						0 Months Ended									0 Months Ended
	Sep. 30, 2014 EUR (€)	Apr. 03, 2014 USD ($)	Apr. 03, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Sep. 30, 2014 Series C Preferred Stock USD ($)	Dec. 31, 2013 GERMANY Scenario, Adjustment [Member] USD ($)	Dec. 31, 2012 GERMANY Scenario, Adjustment [Member] USD ($)	Dec. 31, 2013 Unsecured Debt Including Accrued Interest Bridge Loan	Dec. 31, 2013 Unsecured Debt Including Accrued Interest Bridge Loan After Maturity Period	Sep. 30, 2014 Pieris Pharmaceuticals, Inc [Member] USD ($)	Dec. 31, 2014 Subsequent Event Series C Preferred Stock USD ($)	Jun. 30, 2014 Subsequent Event Unsecured Debt Including Accrued Interest Bridge Loan	Apr. 14, 2014 Subsequent Event Unsecured Debt Including Accrued Interest Bridge Loan USD ($)	Apr. 14, 2014 Subsequent Event Unsecured Debt Including Accrued Interest Bridge Loan EUR (€)	Jun. 30, 2014 Subsequent Event Unsecured Debt Including Accrued Interest Bridge Loan After Maturity Period	Jun. 30, 2014 Subsequent Event Unsecured Debt Including Accrued Interest Bridge Loan Tranche A USD ($)	Jun. 30, 2014 Subsequent Event Unsecured Debt Including Accrued Interest Bridge Loan Tranche A EUR (€)	Apr. 14, 2014 Subsequent Event Unsecured Debt Including Accrued Interest Bridge Loan Tranche A USD ($)	Apr. 14, 2014 Subsequent Event Unsecured Debt Including Accrued Interest Bridge Loan Tranche A EUR (€)	Apr. 14, 2014 Subsequent Event Unsecured Debt Including Accrued Interest Bridge Loan Tranche B USD ($)	Apr. 14, 2014 Subsequent Event Unsecured Debt Including Accrued Interest Bridge Loan Tranche B EUR (€)	Dec. 17, 2014 Subsequent Event Pieris Pharmaceuticals, Inc [Member]	Dec. 11, 2014 Subsequent Event Pieris Pharmaceuticals, Inc [Member] Tranches	Dec. 05, 2014 Subsequent Event Pieris Pharmaceuticals, Inc [Member]	Dec. 17, 2014 Subsequent Event Pieris Pharmaceuticals, Inc [Member]	Dec. 16, 2014 Subsequent Event Pieris Pharmaceuticals, Inc [Member] USD ($)	Dec. 11, 2014 Subsequent Event Pieris Pharmaceuticals, Inc [Member] USD ($)	Dec. 11, 2014 Subsequent Event Pieris Pharmaceuticals, Inc [Member] EUR (€)	Dec. 05, 2014 Subsequent Event Pieris Pharmaceuticals, Inc [Member]	Dec. 17, 2014 Subsequent Event Pieris Pharmaceuticals, Inc [Member] Two Thousand Fourteen Incentive Plan [Member]	Dec. 17, 2014 Subsequent Event Pieris Pharmaceuticals, Inc [Member] Executive Officers And Directors [Member] Two Thousand Fourteen Incentive Plan [Member]	Dec. 17, 2014 Subsequent Event Pieris Pharmaceuticals, Inc [Member] Employees and Consultants Two Thousand Fourteen Incentive Plan [Member]	Dec. 17, 2014 Subsequent Event Pieris Pharmaceuticals, Inc [Member] Former Shareholders [Member]	Dec. 17, 2014 Subsequent Event Pieris Pharmaceuticals, Inc [Member] Marika Inc. [Member]	Dec. 11, 2014 Subsequent Event Pieris Pharmaceuticals, Inc [Member] Tranche One, payment due Jan 31, 2015 [Member] USD ($)	Dec. 11, 2014 Subsequent Event Pieris Pharmaceuticals, Inc [Member] Tranche One, payment due Jan 31, 2015 [Member] EUR (€)	Dec. 11, 2014 Subsequent Event Pieris Pharmaceuticals, Inc [Member] Tranche two, payment due March 31, 2015 [Member] USD ($)	Dec. 11, 2014 Subsequent Event Pieris Pharmaceuticals, Inc [Member] Tranche two, payment due March 31, 2015 [Member] EUR (€)
Subsequent Event [Line Items]
Stock split ratio																										2.272727
Common stock, shares outstanding	59,993			59,993	59,993	59,993						6,100,000																			13,863,635				20,000,000	2,500,000
Common stock, shares authorized	59,993			59,993	59,993	59,993						75,000,000																300,000,000
Common stock, par value	€ 1				€ 1	€ 1						$ 0.001																$ 0.001
Preferred stock, shares authorized	919,708			919,708	919,708	919,708																						10,000,000
Preferred stock, par value	€ 1				€ 1	€ 1																						$ 0.001
Pre-acquisition shares transferred and canceled																								11,363,635
Aggregate shares issued upon acquisition																								20,000,000
Percentage of former stockholders ownership																											89.00%					12.00%			78.00%	10.00%
Common stock reserved for issuance																																3,200,000
Shares issued under options plan																																	1,430,000	1,089,500
Common stock available for grant																																680,500
Amount of repayment to TBG outstanding		$ 1,650,000	€ 1,200,000	$ 1,651,920	€ 1,200,000																								$ 1,450,000	€ 1,050,000							$ 825,960	€ 600,000	$ 1,400,000	€ 450,000
Number of tranches																									2
Aggregate borrowing capacity															2,753,200	2,000,000				2,064,900	1,500,000	688,300	500,000
Called amount																		1,376,600	1,000,000
Deb, percentage of debt redeemed																		67.00%	67.00%
Interest rate										12.00%	18.00%			12.00%			18.00%
Loan maturity date										Dec. 31, 2013				Dec. 31, 2015
Shares issued for cash, value													6,271,783
Conversion of bridges loan, value													4,415,170
Preference payment right													Preference payment in the event of any liquidation, dissolution, winding-up or exit event (i.e., any merger or consolidation into or any other corporation or sale of more than 50% of Pieris AG's assets or 50% of Pieris AG's shares) of Pieris AG, or in the event of a dividend or other distribution by the Company to its stockholders before any payment is made to the holders of Pieris AG's other preferred or common shares.
Net operating loss carryforwards								(705,103)	(705,103)
Aggregate cash proceeds from issuance of shares							$ 1,262,800